Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Estimated	Level
201 7	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$57,813	$57,813	$57,813	$-	$-
Investment Securities Available for Sale	354,247	354,247	-	346,950	7,297
Federal Home Loan Bank Stock	3,043	3,043	3,043	-	-
Loans, Net	757,281	757,163	-	752,287	4,876
Bank-Owned Life Insurance	17,089	17,089	17,089	-	-

Liabilities
Deposits	1,067,985	1,068,392	727,818	340,574	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	47,500	47,626	-	47,626	-

201 6

Assets
Cash and Short-Term Investments	$75,167	$75,167	$75,167	$-	$-
Investment Securities Available for Sale	323,658	323,658	-	323,082	576
Federal Home Loan Bank Stock	3,010	3,010	3,010	-	-
Loans, Net	744,999	745,240	-	738,288	6,952
Bank-Owned Life Insurance	15,419	15,419	15,419	-	-

Liabilities
Deposits	1,044,357	1,045,726	677,129	368,597	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	46,000	46,232	-	46,232	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurements at Reporting Date Using
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
201 7

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$346,723,419	$-	$341,701,288	$5,022,131
State, County and Municipal	4,492,826	-	4,277,460	215,366
Corporate	2,060,000	-	-	2,060,000
Asset-Backed	970,659	-	970,659	-

	$354,246,904	$-	$346,949,407	$7,297,497
Nonrecurring
Impaired Loans	$4,875,918	$-	$-	$4,875,918

Other Real Estate	$2,014,904	$-	$-	$2,014,904

2016

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$319,097,374	$-	$319,097,374	$-
State, County and Municipal	4,560,496	-	3,984,112	576,384

	$323,657,870	$-	$323,081,486	$576,384
Nonrecurring
Impaired Loans	$6,952,343	$-	$-	$6,952,343

Other Real Estate	$2,505,188	$-	$-	$2,505,188

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	December 31, 201 7	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
C ommercial Construction	$427,433	Sales Comparison	Adjustment for Differences	(16.00)%	-	1,975.00%
			Between the Comparable Sales		979.50%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

Residential Real Estate	81,736	Sales Comparison	Adjustment for Differences	(43.30)%	-	83.30%
			Between the Comparable Sales		20.00%

			Management Adjustments for Age	0.00%	-	25.00%
			of Appraisals and/or Current		12.50%
			Market Conditions

Commercial Real Estate	4,016,742	Income Approach	Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

			Capitalization Rate		10.75%

Farmland	350,007	Sales Comparison	Adjustment for Differences	(71.00)%	-	88.70%
			Between the Comparable Sales		8.85%

			Management Adjustments for Age	10.00%	-	75.00%
			of Appraisals and/or Current		42.50%
			Market Conditions

Other Real Estate Owned	2,014,904	Sales Comparison	Adjustment for Differences	(22.74)%	-	15.00%
			Between the Comparable Sales		(3.87)%

			Management Adjustments for Age	5.44%	-	87.24%
			of Appraisals and/or Current		24.44%
			Market Conditions

		Income Approach	Capitalization Rate		10.00%
	December 31, 201 6	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
C ommercial Construction	$51,161	Sales Comparison	Adjustment for Differences	(5.00)%	-	99.00%
			Between the Comparable Sales		47.00%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

Residential Real Estate	1,105,312	Sales Comparison	Adjustment for Differences	(22.00)%	-	0.00%
			Between the Comparable Sales		(11.00)%

			Management Adjustments for Age	0.00%	-	40.00%
			of Appraisals and/or Current		20.00%
			Market Conditions

Commercial Real Estate	5,445,192	Sales Comparison	Adjustment for Differences	(14.08)%	-	24.62%
			Between the Comparable Sales		5.27%

			Management Adjustments for Age	0.00%	-	100.00%
			of Appraisals and/or Current		50.00%
			Market Conditions

		Income Approach	Capitalization Rate		10.67%

Farmland	350,678	Sales Comparison	Adjustment for Differences	(27.00)%	-	15.00%
			Between the Comparable Sales		(6.00)%

			Management Adjustments for Age	10.00%	-	75.00%
			of Appraisals and/or Current		42.50%
			Market Conditions

Other Real Estate Owned	2,505,188	Sales Comparison	Adjustment for Differences	(50.80)%	-	316.00%
			Between the Comparable Sales		132.60%

			Management Adjustments for Age	6.25%	-	76.92%
			of Appraisals and/or Current		36.31%
			Market Conditions

		Income Approach	Discount Rate		12.50%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Available for Sale Securities
	201 7	201 6	201 5

Balance, Beginning	$576,384	$930,311	$948,390

Transfers into Level 3			-
Transfers out of Level 3			-
Securities Purchased During the Year	7,069,649		-
Securities Matured During the Year	(360,000)	(330,000)	-
Loss on OTTI Impairment Included in Noninterest Income			-
Unrealized Gains(Losses) Included in Other Comprehensive Income	11,464	(23,927)	(18,079)

Balance, Ending	$7,297,497	$576,384	$930,311

Fair Value, Inputs, Level 3 [Member]
Notes Tables
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 201 7	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$215,366	Discounted Cash Flow	Discount Rate or Yield	N/A*

U. S. Government Agencies Mortgage - Backed	5,022,131	Fundamental Analysis	Discount Rate or Yield	N/A*

Corporate	2,060,000	Option Pricing	Discount Rate or Yield	N/A*

December 31, 201 6

State, County and Municipal	$576,384	Discounted Cash Flow	Discount Rate or Yield	N/A*